Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 19: EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share

The calculation of basic earnings per share (EPS) is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding.

Profit (loss) attributed to ordinary shareholders (basic)

	2022	2021	2020
	U.S. dollars in thousands
Total comprehensive income (loss) for the year	(1,348)	435	(2,954)

Weighted-average number of ordinary shares (basic)

	2022	2021	2020
	Number of shares
Issued ordinary shares at January 1	544,906,149	514,205,799	514,205,799
Issued March 7,2021 due to warrant exercise	-	10,634,406	-
Issued May 4, 2021 due to warrant exercise	-	639,508	-
Issued July 6, 2021 due to warrant exercise	-	4,145,205	-
Issued August 30, 2021 due to warrant exercise	-	1,179,452	-
Issued September 1, 2021 due to warrant exercise	-	414,384	-
Issued October 11, 2021 due to warrant exercise	-	776,713	-

Weighted average number of ordinary shares (basic)	544,906,149	531,995,467	514,205,799

Diluted earnings (loss) per share

The calculation of diluted EPS is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

Profit (loss) attributed to ordinary shareholders (diluted)

	2022	2021	2020
	U.S. dollars in thousands
Total comprehensive income (loss) for the year (basic)	(1,348)	435	(2,954)
Warrant revaluation income	-	(660)	-
	(1,348)	(225)	(2,954)

Weighted-average number of ordinary shares (diluted)

	2022	2021	2020
	Number of shares
Weighted-average number of ordinary shares (basic)	544,906,149	531,995,467	514,205,799
Effect of warrants	-	83,552,979	-

Weighted average number of ordinary shares (diluted)	544,906,149	615,548,446	514,205,799

In 2022 and 2020 all options and warrants were excluded from the diluted weighted average number of shares calculation because their effect would have been anti-dilutive. In 2021, 12,400,000 options and 650,000 warrants (each warrant is exercisable to 100 shares) were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.

The average market value of the Company’s shares for calculating the dilutive effect of share options and warrants was based on quoted market prices for the year during which the options were outstanding.